Document and Entity Information	12 Months Ended
Jan. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2012
Registrant Name	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	0000773757
Amendment Flag	false
Document Creation Date	Jun. 20, 2013
Document Effective Date	Jun. 20, 2013
Prospectus Date	Jan. 01, 2013